  As filed with the Securities and Exchange Commission on June 16, 2006


                                                      Registration No. 333-48300
                                                                       811-07697


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      ( X )

                         Post-Effective Amendment No. 15                   ( X )


                                       and

                        REGISTRATION STATEMENT UNDER THE                  ( X )
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 17                         ( X )



     NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)



                           Mary Marsden-Cochran, Esq.
                 New York Life Insurance and Annuity Corporation
                               51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)

                                    Copy to:




        Stephen E. Roth, Esq.                    Thomas F. English, Esq.
        Sutherland Asbill & Brennan LLP          Senior Vice President
        1275 Pennsylvania Avenue, NW             and General Counsel
        Washington, DC  20004-2415               New York Life Insurance Company
                                                 51 Madison Avenue
                                                 New York, New York  10010

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ] on pursuant to paragraph (b) of Rule 485.

[X] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.

[ ] on ___________ pursuant to paragraph (a)(i) of 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE



Registrant is filing this Post-Effective Amendment No. 15 ("Amendment") for the purpose of creating a new Series 4 of CorpExec VUL: Corporate Executive Series Variable Universal Life, effective August 15, 2006. This new Series 4 will amend Post-Effective Amendment No. 14 to include changes to: Sales Expense Charge, State Tax Charge, Federal Tax Charge, Mortality and Expense Risk Charge, and Alternative Cash Surrender Value. This amendment does not change Series 1, 2 or 3 of CorpExec VUL: Corporate Executive Series Variable Universal Life. The prospectus supplement contained in the Amendment adds to the information contained in the prospectus dated May 1, 2006. The Amendment is not intended to amend or delete any part of the May 1, 2006 prospectus and registration statement, except as specifically noted herein.

                                  CORPEXEC VUL

          CORPORATE EXECUTIVE SERIES VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN

           NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE
                                   ACCOUNT - I

                        SUPPLEMENT DATED AUGUST 15, 2006
                        TO PROSPECTUS DATED MAY 1, 2006

     This supplement amends the May 1, 2006 Prospectus for the CorpExec VUL:
NYLIAC Corporate Executive Series Variable Universal Life Insurance Policies (the "Policies"). You should read this information carefully before you invest. This supplement is not valid unless it is read in conjunction with the May 1, 2006 Prospectus and the May 1, 2006 supplement to the Prospectus for the Policies. The terms We use in this supplement have the same meanings as in the Prospectus for the Policies.

     The purpose of this supplement is to add a new Policy Series, known as "CorpExec VUL V." The existing Policies are CorpExec VUL II, III and IV. Keeping this purpose in mind, please note the following changes.

     Effective August 15, 2006, all general references to the Policies throughout the Prospectus include CorpExec VUL V.

     Effective August 15, 2006, delete paragraph 1 on page 1 of the Prospectus and replace it with the following:

     This Prospectus describes four Series of the NYLIAC Corporate Executive Series Variable Universal Life Insurance Policies. CorpExec VUL II is a Policy New York Life Insurance and Annuity Corporation ("NYLIAC") offered for sale prior to October 1, 2003. CorpExec VUL II will continue to be offered to new employees of existing CorpExec VUL II corporate-sponsored plans and to new corporate-sponsored plans where CorpExec VUL III, CorpExec VUL IV or CorpExec VUL V is not yet available. CorpExec VUL III is a Policy NYLIAC offered for sale to new policyowners prior to September 1, 2004 and began accepting applications and premium payments beginning October 1, 2003, where approved. CorpExec VUL III will continue to be offered to new employees of any CorpExec VUL III corporate-sponsored plans and to new corporate-sponsored plans in those states where CorpExec VUL IV or CorpExec VUL V is not yet available. CorpExec VUL IV is a Policy NYLIAC offered for sale to new policyowners and began accepting applications and premium payments beginning September 1, 2004, where approved. CorpExec VUL IV will continue to be offered to new employees of existing CorpExec VUL IV corporate-sponsored plans and to new corporate-sponsored plans in those states where CorpExec VUL V is not yet available. CorpExec VUL V is a Policy for which NYLIAC began accepting applications and premium payments beginning August 15, 2006. Unless otherwise indicated, all information in this prospectus specifically pertaining to CorpExec VUL III and CorpExec VUL IV also applies to CorpExec VUL V.

     Effective August 15, 2006, add the following "CorpExec VUL V: Transaction Fees" table to page 10 of the Prospectus after the table entitled "CorpExec VUL III and CorpExec VUL IV: Transaction Fees":

CORPEXEC VUL V:

                                TRANSACTION FEES

                                    WHEN CHARGE
             CHARGE                 IS DEDUCTED                      AMOUNT DEDUCTED
             ------                ------------                      ---------------
Sales Expense Charge               When premium   CURRENT: 14.00% (1)
   Imposed on Premium Payments     payment is     GUARANTEED MAXIMUM: 14% (2)
   paid up to the target Premium   applied up
   (as a % of premium payments)    to age 100

Sales Expense Charge               When premium   CURRENT: 1.00% (3)
   Imposed on Premium Payments     payment is     GUARANTEED MAXIMUM: 3.00%
   paid over the Target Premium    applied up
   (as a % of premium payment)     to age 100

State Premium Taxes                When premium   All taxes may vary over time.
   Imposed on Premium Payments     payment is     CURRENT: 2% of all premium payments (4)
   paid up to the Target Premium   applied up     GUARANTEED MAXIMUM: 2%, subject to tax law changes
   (as a % of premium payment)     to age 100

State Premium Taxes                When premium   All taxes may vary over time.
   Imposed on Premium Payments     payment is     CURRENT: 1.75% of all premium payments (4)
   paid over the Target Premium    applied up     GUARANTEED MAXIMUM: 2%, subject to tax law changes
   (as a % of premium payment)     to age 100

Federal Premium Taxes              When premium   All taxes may vary over time.
   (as a % of premium payment)     payment is     CURRENT: 1.25% of all premium payments (5)
                                   applied up     GUARANTEED MAXIMUM: 1.25%, subject to tax law changes
                                   to age 100

Transfer Charge                    At time of     CURRENT: No charge
                                   transfer       GUARANTEED MAXIMUM: $30 per transfer after 12
                                                                      transfers in a Policy Year

Partial Withdrawal Charge          At time of     CURRENT: No charge
                                   withdrawal     GUARANTEED MAXIMUM: $25

(1) Current sales expense charges for premium payments paid up to the Target Premium are reduced to 10.00% in Policy Years 2-5; 1.75% in Policy Years 6-7; and 0.00% in Policy Years 8 and beyond.

(2) Guaranteed maximum sales expense charges for premiums paid up to the Target Premium are reduced to 10% in Policy Years 2-7; and 5% in Policy Years 8 and beyond.

(3) Current sales expense charges for premium payments paid over the Target Premium are reduced to 0.00% in Policy Years 2 and beyond.

(4) Current state premium taxes for premium payments are reduced to 1.50% in Policy Years 8 and beyond.

(5) Current federal premium taxes for premium payments are reduced to 1.00% in Policy Years 8 and beyond.

Effective August 15, 2006, delete the "Periodic Charges Other Than Funds' Operating Expenses" table on page 11 of the Prospectus and replace it with the following:

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, excluding the Fund's fees and expenses.

              PERIODIC CHARGES OTHER THAN FUNDS' OPERATING EXPENSES

                                    WHEN CHARGE
             CHARGE                 IS DEDUCTED                                  AMOUNT DEDUCTED
             ------                ------------                                  ---------------
Cost of Insurance Charge (1)       Each Monthly      GUARANTEED MAXIMUM: $90.90 per $1,000 of Net Amount at Risk(2)
                                   Deduction Day
                                   applied to        GUARANTEED MINIMUM: $0.08 per $1,000 of Net Amount at Risk
                                   Age 100
                                                     REPRESENTATIVE INSURED (MALE, AGE 45-NON-SMOKER, GUARANTEED
                                                     ISSUE): $0.38 per $1,000 of Net Amount Risk (Guaranteed Maximum Charge
                                                     for Representative Insured)

Monthly Contract Charge            Each Monthly      CORPEXEC VUL II:
                                   Deduction Day     CURRENT: $5.00 ($60.00 annually)
                                   applied to        GUARANTEED MAXIMUM: $9.00 ($108.00 annually)
                                   Age 100
                                                     CORPEXEC VUL III, IV AND V:
                                                     CURRENT: $0.00 Policy Year 1, $5.00 thereafter ($60.00 annually)
                                                     GUARANTEED MAXIMUM: $9.00 ($108.00 annually)

Mortality and Expense Risk         Daily:            CORPEXEC VUL II:
   Charge (as a % of the net                         CURRENT: 0.25%
   asset value for CorpExec VUL                      GUARANTEED MAXIMUM: 0.90%
   II, and as a % of the
   separate account value for      Monthly:          CORPEXEC VUL III AND IV:
   CorpExec VUL III, IV and V)                       CURRENT: 0.25% Policy Year 1, 0.45% Policy Years 2-25; 0.25% thereafter
                                                     GUARANTEED MAXIMUM: 0.90%

                                                     CORPEXEC VUL V:
                                                     CURRENT: 0.50% Policy Years 1-10; 0.25% thereafter
                                                     GUARANTEED MAXIMUM: 0.90%

RIDERS
Supplementary Term Rider(1)        Monthly until     GUARANTEED MAXIMUM: $90.90 per $1,000 of term insurance benefit rider expires
                                                     GUARANTEED MINIMUM: $0.08 per $1,000 of term insurance benefit

                                                     REPRESENTATIVE INSURED: (MALE, AGE 45-NON-SMOKER, GUARANTEED
                                                     ISSUE): $0.38 per $1,000 of term insurance benefit

Level Term Rider(1)                Monthly until     GUARANTEED MAXIMUM: $90.90 per $1,000 of term insurance benefit rider expires
                                                     GUARANTEED MINIMUM: $0.08 per $1,000 of term insurance face amount

                                                     REPRESENTATIVE INSURED: (MALE, AGE 45-NON-SMOKER, GUARANTEED
                                                     ISSUE): $0.38 per $1,000 of term insurance face amount

Loan Interest                      Monthly while     CURRENT AND GUARANTEED MAXIMUM: 6.00%
                                   loan balance is
                                   outstanding

(1) This cost varies based on characteristics of the insured and the charge shown may not be representative of the charge you will pay. This cost also varies based upon the state in which your policy is issued. To obtain more information about particular Cost of Insurance and other charges as they apply to your policy, please contact your Registered Representative.

(2) "Net Amount at Risk" is equal to the Life Insurance Benefit minus the policy's Alternative Cash Surrender Value. See "Life Insurance Benefit Options" for more information.

     Effective August 15, 2006, delete the title under "Definitions" called "Monthly Deduction Day (CorpExec VUL III/IV):" on page 18 of the Prospectus and replace it with "Monthly Deduction Day (CorpExec VUL III/IV/V):."

     Effective August 15, 2006, under the "Interest Crediting - CorpExec VUL IV Only" section on pages 21-22 of the Prospectus, delete the language and the test, and replace them with the following:

     CorpExec VUL IV Only: We also offer an enhanced current Fixed Account interest crediting rate for Plans where the aggregate premium allocated to the Fixed Account for policies owned under such a Plan is $5,000,000 or more on the Plan issue date. Policies will also qualify for this enhancement if, on the Plan anniversary in Years 2-15, the aggregate Cash Value in the Fixed Account for the policies is at least $4,500,000.

     The qualification date for each policy under the Plan for the enhanced current Fixed Account interest crediting rate is the Plan anniversary date. Some policy anniversary dates may differ from the Plan anniversary date. The enhanced current Fixed Account interest crediting rate will apply to these policies on their respective anniversary based upon the qualification of the Plan. All policies will receive the enhanced current Fixed Account interest crediting rate for a full Policy Year.

     Policies eligible for the enhanced rate will receive the following increase in the current Fixed Account crediting rate:

Policy Years 2-5     0.35%
Policy Years 6-8     0.65%
Policy Years 9-10    0.60%
Policy Year  11      0.40%
Policy Years 12-13   0.20%
Policy Years 14-15   0.10%

     Effective August 15, 2006, on page 33 of the Prospectus prior to the title "State Tax Charge," add the following language:

     CorpExec VUL V:

     Current Sales Expense Charge - The Sales Expense Charge is deducted as follows: (1) During the First Policy Year, We currently deduct a Sales Expense Charge of 14.00% from any premiums paid up to the Target Premium. Once the Target Premium for the First Policy Year has been reached, We currently deduct a Sales Expense Charge of 1.00% from any additional premiums paid in that Policy Year. (2) During Policy Years two through five, We currently expect to deduct a Sales Expense Charge of 10.00% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, We currently do not expect to deduct a Sales Expense Charge from any additional premiums paid in Policy Years two through five. (3) During Policy Years six and seven, We currently expect to deduct a Sales Expense Charge of 1.75% from any premiums paid up to the Target Premium for that Policy Year. Once the Target Premium for either such Policy Year has been reached, We currently do not expect to deduct a Sales Expense Charge from any additional premiums paid in such Policy Year. (4) Beginning in the eighth Policy Year, We do not currently expect to deduct a sales expense charge from any premiums paid.

     Effective August 15, 2006, on page 33 of the Prospectus prior to the title "Federal Tax Charge," add the following language:

     CorpExec VUL V:

     Various states and jurisdictions impose a tax on premiums received by insurance companies. State tax rates vary from state to state and currently range from zero to 3.5% (this rate may be higher in certain U.S. possessions).
(1) During Policy Years one through seven, We currently expect to deduct 2% of each premium you make up to the Target Premium and 1.75% on the amount paid over the Target Premium, as a state tax charge. (2) Beginning in the eighth Policy Year, we currently expect to deduct 1.50% of each premium payment you make up to the Target Premium and 1.50% on the amount paid over the Target Premium, as a state tax charge. The amount We deduct for the state tax charge may not reflect the actual tax charged in your state. Two percent represents the approximate average of taxes assessed by the states. We may increase this charge to reflect changes in applicable law. In Oregon, this charge is referred to as a "State Charge Back," and the rate may not be changed for the life of the policy.

     Effective August 15, 2006, on page 33 of the Prospectus, delete the language under the title "Federal Tax Charge," and replace it with the following language:

     CorpExec VUL II, III and IV:

     NYLIAC's federal tax obligations will increase based upon premiums received under the policies. We deduct 1.25% of each premium payment you make, or $12.50 per $1,000 of premium, as a federal tax charge. We may increase this charge to reflect changes in applicable law.

     CorpExec VUL V:

     NYLIAC's federal tax obligations will increase based upon premiums received under the policies. (1) During Policy Years one through seven, We currently expect to deduct 1.25% of each premium payment you make, or $12.50 per $1,000 of premium, as a federal tax charge. (2) Beginning in the eighth Policy Year, We expect to deduct 1.00% of each premium payment you make, or $10.00 per $1,000 of premium as a federal tax charge. We may increase this charge to reflect changes in applicable law.

     Effective August 15, 2006, on page 34 of the Prospectus, under the title "Monthly Contract Charge," delete the title "CorpExec VUL III and IV" and replace it with the title, "CorpExec VUL III, IV and V."

     Effective August 15, 2006, on page 35 of the Prospectus in the section "Mortality and Expense Risk Charge," add the following language prior to the title "Guaranteed Maximum:"

     CorpExec VUL V:

     Current - We currently expect to deduct a monthly Mortality and Expense Risk charge that is equal to the following annual rates: 0.50% in Policy Years one through ten, or $5.00 per $1,000, and 0.25% in Policy Years 11 and following,or $2.50 per $1,000, of the separate account value of each Investment Division's assets.

     Effective August 15, 2006, in the section "How the Policy Works," add the following CorpExec VUL V example to page 39 of the Prospectus prior to the paragraph beginning "There is no guarantee that the current charges illustrated above will continue."

     This example is based on the charges applicable to a policy during the First Policy Year, issued on a medically underwritten, non-smoking insured male, issue age 45, with an initial Face Amount of $350,000, with a Target Premium of $19,743.50, who has selected Life Insurance Benefit Option 1 and the Guideline Premium Test, assuming current charges and a 6% hypothetical gross annual investment return, which results in a net annual investment return of 5.13% for all years:


Premium Paid ............................................   $7,500.00
     less: Below Target Premium Sales Expense Charge ....    1,050.00
           Above Target Premium Sales Expense Charge ....        0.00
           State Tax Charge (2%) ........................      150.00
           Federal Tax Charge (1.25%) ...................       93.75
                                                            ---------
   equals: Net Premium ..................................   $6,206.25
     less: Mortality and Expense Risk charge
           (varies monthly) .............................       31.23
     less: Charges for Cost of Insurance
           (varies monthly) .............................      192.46
           Monthly contract charge (5.00 per month in
           Policy Years 2 and following) ................        0.00
                                                            ---------

     plus: Net investment performance
           (varies daily) ...............................      312.21
                                                            ---------
   equals: Cash Value ...................................   $6,294.77
                                                            ---------
     plus: Deferred Premium Load Account ................    1,423.13
                                                            ---------
   equals: Alternative Cash Surrender Value
           (as of end of First Policy Year) .............   $7,717.90
                                                            ---------

     Effective August 15, 2006, delete the title under "Determining the Value of an Accumulation Unit" called "CorpExec VUL III and IV" on page 43 of the Prospectus and replace it with "CorpExec VUL III, IV and V."

     Effective August 15, 2006, on page 65 of the Prospectus in the section "Alternative Cash Surrender Value," add the following language prior to the title "Requesting a Surrender:"

     CorpExec VUL V:

     The Alternative Cash Surrender Value ("ACSV") is equal to the policy's Cash Value plus the value of the Deferred Premium Load Account. The ACSV is not available to support Monthly Deduction Charges or for purposes of a loan or a partial withdrawal.


     Upon surrender, you will receive the Cash Surrender Value less any Policy Debt, or, if applicable, the ACSV less any Policy Debt, while the Insured is alive and this policy is in effect. The Cash Surrender Value or ACSV will be calculated as of the date on which We receive your signed request in a form acceptable to Us at Our Service Center, unless a later effective date is selected. All insurance will end on the date We receive your request for full cash surrender at Our Service Center.


     You are eligible to receive the ACSV provided the policy has not been assigned, and that the owner has not been changed, unless that change (1) was the result of a merger or acquisition and the successor owner was your wholly owned subsidiary or a corporation under which you were a wholly owned subsidiary on the date the ownership changed; or (2) was to a trust established by you for the purposes of providing employee benefits.

     The ACSV will be equal to the policy's Cash Surrender Value plus the value of the Deferred Premium Load Account through the date of the surrender. We will credit interest on any amount placed in the Deferred Premium Load Account. The value of the Deferred Premium Load Account during the first Policy Year is equal to the cumulative sales expense charge, state tax charge, and federal tax charge collected during the first Policy Year and interest credited on these amounts. The Deferred Premium Load Account will be amortized on the policy anniversary. The amortized amount will be the value of the Deferred Premium Load Account on the date multiplied by the applicable percentage from the following schedule.

Policy Year 1 ............................     9.5%
Policy Year 2 ............................    10.0%
Policy Year 3 ............................    10.5%
Policy Year 4 ............................    12.0%
Policy Year 5 ............................    17.0%
Policy Year 6 ............................    20.0%
Policy Year 7 ............................    23.0%
Policy Year 8 ............................    24.0%
Policy Year 9 ............................    25.0%
Policy Year 10 ...........................   100.0%

     The Deferred Premium Load Account value on each Monthly Deduction Day on or after the first policy anniversary will be equal to (a) minus (b) plus (c) plus
(d), where:

     (a) is the value of the Deferred Premium Load Account as of the prior Monthly Deduction Day;

     (b)  is the amount amortized;

     (c) is a percentage of the cumulative sales expense charge, state tax charge and federal tax charge collected since the last Monthly Deduction Day, including the current Monthly Deduction Day, shown on the following schedule; and

Policy Year 2 ............................   90.5%
Policy Year 3 ............................   90.0%
Policy Year 4 ............................   89.5%
Policy Year 5 ............................   88.0%
Policy Year 6 ............................   83.0%
Policy Year 7 ............................   80.0%
Policy Year 8 ............................   77.0%
Policy Year 9 ............................   76.0%
Policy Year 10 ...........................   75.0%

     (d)  is the interest credited for the prior month.

     The interest credited to the Deferred Premium Load Account at any time will be based on a rate of interest, which We declare periodically. Such rate will be declared at least annually.

     Upon surrender, you will receive the Cash Surrender Value less any Policy Debt or, if applicable, the ACSV less any Policy Debt while the Insured is alive and the policy is in effect. The Cash Surrender Value or ACSV will be calculated as of the date on which We receive your signed request in a form acceptable to us at Our Service Center, unless a later effective date is selected. All coverage will end on the date We receive your request for full surrender at Our Service Center.

     Effective August 15, 2006, on page A-2 of the Prospectus in the section "Illustrations," replace the first full paragraph which begins, "For CorpExec VUL III and CorpExec VUL IV, Table 2 reflects ..." with the following:

     For CorpExec VUL V, Table 1 reflects a monthly Mortality and Expense Risk charge equal to an annual rate of 0.50% in years 1-10, and 0.25% thereafter (on a current basis) of the Cash Value allocated to the Separate Account.

     For CorpExec VUL III, CorpExec VUL IV and CorpExec VUL V, Table 2 reflects a Mortality and Expense Risk charge equal to an annual rate of 0.90% (on a guaranteed basis) of the Cash Value allocated to the Separate Account.

     Effective August 15, 2006, add the following "CorpExec VUL V: Table 1" and "CorpExec VUL V: Table 2" to page A-8 of the Prospectus after the table entitled "CorpExec VUL IV: Table 2":

                                 CORPEXEC VUL V


                                     TABLE 1

                 MALE ISSUE AGE 45, NONSMOKER, GUARANTEED ISSUE
                  PLANNED ANNUAL PREMIUM: $21,000 FOR 21 YEARS
                         INITIAL FACE AMOUNT: $1,000,000
                         LIFE INSURANCE BENEFIT OPTION 1
                        ALTERNATIVE CASH SURRENDER VALUE

                         CASH VALUE ACCUMULATION TEST

                            ASSUMING CURRENT CHARGES


                                                                                     END OF YEAR CASH
             END OF YEAR DEATH BENEFIT(1)        END OF YEAR CASH VALUE(1)       SURRENDER VALUE ASSUMING
             ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS         HYPOTHETICAL GROSS
VALUE(1)     ANNUAL INVESTMENT RETURN OF:      ANNUAL INVESTMENT RETURN OF:    ANNUAL INVESTMENT RETURN OF:
 POLICY   ----------------------------------  ------------------------------  ------------------------------
  YEAR        0%          6%          12%        0%         6%        12%        0%        6%         12%
--------  ----------  ----------  ----------  --------  --------  ----------  --------  --------  ----------
    1     $1,000,000  $1,000,000  $1,000,000  $ 16,521  $ 17,530  $   18,539  $ 20,506  $ 21,515  $   22,524
    2     $1,000,000  $1,000,000  $1,000,000  $ 33,527  $ 36,616  $   39,826  $ 40,264  $ 43,353  $   46,562
    3     $1,000,000  $1,000,000  $1,000,000  $ 49,977  $ 56,242  $   63,007  $ 59,401  $ 65,666  $   72,431
    4     $1,000,000  $1,000,000  $1,000,000  $ 65,816  $ 76,372  $   88,226  $ 77,833  $ 88,390  $  100,243
    5     $1,000,000  $1,000,000  $1,000,000  $ 81,270  $ 97,258  $  115,936  $ 95,596  $111,584  $  130,262
    6     $1,000,000  $1,000,000  $1,000,000  $ 98,081  $120,779  $  148,354  $112,120  $134,818  $  162,392
    7     $1,000,000  $1,000,000  $1,000,000  $114,486  $145,213  $  184,038  $127,764  $158,491  $  197,316
    8     $1,000,000  $1,000,000  $1,000,000  $131,003  $171,156  $  223,929  $142,694  $182,847  $  235,620
    9     $1,000,000  $1,000,000  $1,000,000  $147,161  $198,182  $  267,959  $157,374  $208,395  $  278,171
   10     $1,000,000  $1,000,000  $1,000,000  $162,861  $226,253  $  316,499  $171,720  $235,111  $  325,357
   15     $1,000,000  $1,000,000  $1,261,877  $237,528  $389,296  $  653,822  $237,528  $389,296  $  653,822
   20     $1,000,000  $1,008,727  $2.044,220  $301,032  $593,369  $1,202,482  $301,032  $593,369  $1,202,482
   25     $1,000,000  $1,147,542  $3,011,449  $268,720  $754,962  $1,981,217  $268,720  $754,962  $1,981,217

Assuming a Fund fee average of 0.82%
0% gross = -0.82% net
6% gross = 5.13% net
12% gross = 11.08% net

----------
(1)  Assumes no policy loan or partial withdrawal has been made.

                                 CORPEXEC VUL V

                                     TABLE 2

                 MALE ISSUE AGE 45, NONSMOKER, GUARANTEED ISSUE
                  PLANNED ANNUAL PREMIUM: $21,000 FOR 21 YEARS
                         INITIAL FACE AMOUNT: $1,000,000
                         LIFE INSURANCE BENEFIT OPTION 1
                        ALTERNATIVE CASH SURRENDER VALUE

                          CASH VALUE ACCUMULATION TEST

                           ASSUMING GUARANTEED CHARGES


                                                                                     END OF YEAR CASH
             END OF YEAR DEATH BENEFIT(1)        END OF YEAR CASH VALUE(1)       SURRENDER VALUE ASSUMING
             ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS         HYPOTHETICAL GROSS
VALUE(1)     ANNUAL INVESTMENT RETURN OF:      ANNUAL INVESTMENT RETURN OF:    ANNUAL INVESTMENT RETURN OF:
 POLICY   ----------------------------------  ------------------------------  ------------------------------
  YEAR        0%          6%          12%        0%        6%         12%        0%        6%         12%
--------  ----------  ----------  ----------  --------  --------  ----------  --------  --------  ----------
    1     $1,000,000  $1,000,000  $1,000,000  $ 12,553  $ 13,434  $   14,318  $ 16,538  $ 17,419  $   18,303
    2     $1,000,000  $1,000,000  $1,000,000  $ 25,445  $ 28,032  $   30,729  $ 32,182  $ 34,769  $   37,466
    3     $1,000,000  $1,000,000  $1,000,000  $ 37,853  $ 42,981  $   48,540  $ 47,277  $ 52,405  $   57,964
    4     $1,000,000  $1,000,000  $1,000,000  $ 49,682  $ 58,196  $   67,798  $ 61,699  $ 70,213  $   79,816
    5     $1,000,000  $1,000,000  $1,000,000  $ 60,950  $ 73,705  $   88,680  $ 75,276  $ 88,031  $  103,007
    6     $1,000,000  $1,000,000  $1,000,000  $ 71,670  $ 89,534  $  111,377  $ 87,291  $105,155  $  126,997
    7     $1,000,000  $1,000,000  $1,000,000  $ 81,748  $105,603  $  135,996  $ 97,942  $121,797  $  152,190
    8     $1,000,000  $1,000,000  $1,000,000  $ 92,124  $122,927  $  163,826  $107,309  $138,112  $  179,010
    9     $1,000,000  $1,000,000  $1,000,000  $101,770  $140,492  $  194,095  $115,913  $154,635  $  208,238
   10     $1,000,000  $1,000,000  $1,000,000  $110,600  $158,232  $  227,020  $123,697  $171,329  $  240,117
   15     $1,000,000  $1,000,000  $1,000,000  $140,311  $248,107  $  442,867  $140,311  $248,107  $  442,867
   20     $1,000,000  $1,000,000  $1,332,067  $140,165  $338,116  $  783,569  $140,165  $338,116  $  783,569
   25     $1,000,000  $1,000,000  $1,801,153  $  9,273  $326,140  $1,184,969  $  9,273  $326,140  $1,184,969

Assuming a Fund fee average of 0.82%
0% gross = -0.82% net
6% gross = 5.13% net
12% gross = 11.08% net

----------
(1)  Assumes no policy loan or partial withdrawal has been made.

                                   ----------

                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010

                            PART C. OTHER INFORMATION

ITEM 26.         EXHIBITS

                 Board of Directors Resolution

(a) Resolution of the Board of Directors of NYLIAC establishing the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

(b)              Custodian Agreements. Not applicable.

(c)              Underwriting Contracts.

(c)(1) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617) filed 1/2/97 and incorporated herein by reference.

(c)(2) Form of Sales Agreement, by and between NYLIFE Distributors Inc., as Underwriter, NYLIAC as Issuer, and Dealers - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(b) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(d)              Contracts.

(d)(1) Form of Policy for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit
                 (5) to Registrant's Initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(2) Supplementary Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit (5)(a) to Registrant's initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(3) Level Term Rider for Corporate Executive Series Variable Universal Life Insurance Policies - Previously filed in accordance with Regulation S-T. 17 CFR 232.102 (e) as Exhibit
                 (5)(b) to Registrant's initial Registration Statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(d)(4) Modification of Policy Provisions Endorsement - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (5)(c) to Registrant's Post-Effective Amendment No. 1 on Form S-6 (File No. 333-48300), filed 11/7/01 and incorporated herein by reference.

(d)(5) Alternative Cash Surrender Value Benefit Endorsement - Previously filed in accordance with Regulation S-T, 17 CFR
                 232.102 (e) as Exhibit (5)(d) to Registrant's Post-Effective Amendment No. 1 on Form N-1 (File No. 333-48300), filed 11/7/01 and incorporated herein by reference.

(d)(6) Alternative Cash Surrender Value Endorsement (8699-02)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(6) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(d)(7) Modification of Policy Provisions Endorsement (8721-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(7) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.


(d)(8) Modification of Policy Provisions Endorsement (8722-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(8) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(d)(9) Alternative Cash Surrender Value Benefit Endorsement (8719-03)- Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (d)(9) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(d)(10) Alternative Cash Surrender Value Benefit Endorsement (8754-04)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(10) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.



(d)(11) Alternative Cash Surrender Value Benefit Endorsement(8692-05)- Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(d)(11) to Post Effective Amendment No. 14 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I(File No. 333-48300), filed 4/19/06 and incorporated herein by reference.

(d)(12) Modification of Policy Provisions Endorsement (8784-05) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(12) Post Effective Amendment No. 14 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/19/06 and incorporated herein by reference.

(d)(13) Modification of Policy Provisions Endorsement (8793-05) - Previously filed in accordance with Regulation S-T, 17 CFR 232 .102(e) as Exhibit (d)(13) Post Effective Amendment No. 14 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-483000), filed 4/19/06 and incorporated herein by reference.

(e)              Applications.

(e)(1) Form of Application for a policy for Corporate Executive Series Variable Universal Life Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit
                 (10) to Registrant's initial registration statement on Form S-6 (File No. 333-48300), filed 10/20/00 and incorporated herein by reference.

(f)              Depositor's Certificate of Incorporation and By-Laws.

(f)(1) Restated Certificate of Incorporation of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to Registrant's initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2) By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Registrant's initial Registration Statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2)(a) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(g)              Reinsurance Contracts.

(g)(1) Automatic Reinsurance Agreement between NYLIAC and Certain Reinsurers Relating to Certain NYLIAC Variable Universal Life Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (g)(1) to Post-Effective Amendment No.6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File
                 No. 333-48300), filed 4/18/03 and incorporated herein by reference.

(h)              Participation Agreements.

(h)(1) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (9) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, refiled as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(2) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(3) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(4) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(5) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(6) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(7) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

               Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(h)(8) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment
               No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(h)(9) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No.
               7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(h)(10) Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(11)        Form of Substitution Agreement among NYLIAC, MainStay
               Management LLC, and New York Life Investment Management
               LLC - Previously filed in accordance with Regulation S-T, 17 CFR
               232.102 (e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(12) Form of Participation Agreement among American Century Variable Portfolios, Inc.; American Century Investment Management, Inc.; American Century Investment Services, Inc.; American Century Services Corporation; and NYLIAC - Previously filed in accordance with Regulation S-T, 19 CFR 232.102(e) as Exhibit
               (9)(b)(12) to Post-Effective Amendment No. 3 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(13) Form of Participation Agreement by and among Deutsche Asset Management VIT Funds, Deutsche Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(13) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-1 (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(h)(14) Form of Participation Agreement among Lord Abbett Series Fund, Inc.; Lord, Abbett & Co.; Lord Abbett Distributor LLC; and NYLIAC - Previously filed in accordance with Regulation S-T,
               17 CFR 232.102(e) as Exhibit (9)(b)(11) to Registrant's Post-Effective Amendment No. 2 to the registration statement on Form-N-6 (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(15) Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(m) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 33-87382), filed 4/9/03 and incorporated herein by reference.

(h)(16) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(h)(17) Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(17) to Post-Effective Amendment No.9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(h)(18) Form of Participation agreement among Lazard Retirement Series, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(18) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Seperate Account-I (File No. 333-57210), filed 6/24/04 and incorporated herein by reference.

(h)(19) Form of Participation Agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.


(h)(20) Participation Agreement dated 6/15/05 among Davis Variable Account Fund, Inc., Davis Distributors, LLC, Davis Select Advisers, L.P., and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(20) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference.



(h)(21) Participation Agreement among Baron Capital Funds Trust, Baron Capital, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(21) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference.



(h)(22) Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(22) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.


(h)(23) Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.


(i)            Administrative Contracts.

(i)(1) Service Agreement between Fred Alger Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(1) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(2) Administrative Services Agreement between Dreyfus Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(2) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(3) Administrative Services Agreement between Janus Capital Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(3) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(4) Services Agreement between New York Life Investment Management LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(4) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(5) Administrative Services Agreement between T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(5) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(6) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(6) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(7)         Service Agreement between American Century Investment
               Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(7) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(8) Administrative Services Agreement between Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(8) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(9) Service Agreement between Lord Abbett Series Fund, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(i)(10) Service Agreement between Deutsche Asset Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(10) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(i)(11) Addendum to the Participation Agreement among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (I)(11) to Post-Effective Amendment No.3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(12) Distribution and Servicing Agreement between Lazard Retirement Series, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(12) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 4/18/05 and incorporated herein by reference.

(i)(13) Services Agreement between PIMCO Variable Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(13) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(i)(14) Services Agreement between Pacific Investment Management Company LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(14) to Post-Effective Amendment No. 10 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.


(i)(15) Administrative Services Letter of Agreement by and between Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.



(i)(16) Administrative Services and Distribution Services Agreement by and between Baron Capital Funds Trust and NYLIAC and dated August 1, 2005 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(16) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.






(i)(17) Service Agreement by and between Davis Variable Account Fund, Inc., and NYLIAC and dated August 1, 2005 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (i)(17) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.



(i)(18) Form of Service Agreement by and between AIM Advisors, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(18) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed September 15, 2005 and incorporated herein by reference.



(i)(19) Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(i)(20) Administrative and Shareholder Services Letter of Agreement dated January 15, 1998 between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T,17 CFR 232.102(e) as Exhibit (i)(9) to Registrant's Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 (File No. 333-79309), filed September 13, 2005 and incorporated herein by reference.



(j)            Other Material Contracts.

(j)(1) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, and incorporated herein by reference:

               Jay S. Calhoun, Vice President, Treasurer and Director
                 (Principal Financial Officer)
               Richard M. Kernan, Jr., Director
               Robert D. Rock, Senior Vice President and Director
               Frederick J. Sievert, President and Director (Principal
                 Executive Officer)
               Stephen N. Steinig, Senior Vice President, Chief Actuary and
                 Director
               Seymour Sternberg, Director

(j)(2) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
               (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(j)(3) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as
               Exhibit 8 (d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(j)(4) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit (10)(e) to Registrant's Post-Effective Amendment No. 6 on Form N-4 and incorporated herein by reference for the following:

               George J. Trapp, Director
               Frank M. Boccio, Director
               Phillip J. Hildebrand, Director
               Michael G. Gallo, Director
               Solomon Goldfinger, Director
               Howard I. Atkins, Director


(j)(5) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit
               (10)(f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), and incorporated herein by reference.

(j)(6) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-47728) filed 10/11/00 and incorporated herein by reference.

(j)(7) Power of Attorney for Theodore A. Mathas, Director - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(h) to Post-Effective Amendment No. 13 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I(File No. 033-53342), filed 10/3/01 and incorporated herein by reference.

(j)(8) Power of Attorney for Anne F. Pollack, Director, Senior Vice President and Chief Investment Officer - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(r) to Post-Effective Amendment No. 11 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-79309), filed 1/24/02 and incorporated herein by reference.

(j)(9) Power of Attorney for Michael E. Sproule, Director - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(m) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - 1 (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(j)(10) Power of Attorney for Carmela Condon, Vice President and Controller of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(j)(11) Power of Attorney for Sandra J. Kristoff, Director of NYLIAC-Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(j) to Pre-Effective Amendment No. 1 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 9/10/03 and incorporated herein by reference.

(j)(12) Power of Attorney for John R. Meyer, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(10)(m) to Post-Effective Amendment No.25 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 02-86083), filed 4/5/04 and incorporated herein by reference.

(j)(13) Powers of Attorney for Directors and Principal Accounting Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(e) to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 5/25/04 and incorporated herein by reference.

                 Frank M. Boccio        Director
                 Carmela Condon         Vice President and Controller (Principal
                                        Accounting Officer)
                 Michael G. Gallo       Director
                 Solomon Goldfinger     Director and Chief Financial Officer
                 Phillip J. Hildebrand  Director
                 Theodore A. Mathas     Director
                 John R. Meyer          Director
                 Paul B. Morris         Director
                 Anna F. Pollack        Director
                 Robert D. Rock         Director
                 Frederick J. Sievert   Director and President (Principal
                                        Executive Officer)
                 Michael E. Sproule     Director
                 Seymour Sternberg      Director

(j)(14) Power of Attorney for Angelo J. Scialabba, Vice President and Controller of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(o) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC MFA Seperate Account-I (File No. 02-86083), filed 2/9/05 and incorporated by reference


(j)(15) Powers of Attorney for Directors and Principal Accounting Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(15) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference.


                 Scott Berlin           Director
                 Frank M. Boccio        Director
                 Michael G. Gallo       Director
                 Solomon Goldfinger     Director and Chief Financial Officer
                 Phillip J. Hildebrand  Director
                 Theodore A. Mathas     Director
                 John R. Meyer          Director
                 Paul B. Morris         Director
                 Anna F. Pollack        Director
                 Robert D. Rock         Director
                 Angelo J. Scialabba    Vice President and Controller (Principal
                                        Accounting Officer)
                 Frederick J. Sievert   Director and President (Principal
                                        Executive Officer)
                 Michael E. Sproule     Director
                 Seymour Sternberg      Director


(j)(16) Power of Attorney for Joel M. Steinberg, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232. 102(e) as Exhibit (j)(16) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-6 for NYLIAC Variable Universal Life separate Account - I (File No. 333-79309), filed 12/23/05 and incorporated herein by reference.


(k)              Legal Opinion.

                 Opinion and consent of Thomas F. English, Esq. - Filed herewith.



(l)              Actuarial Opinion.

                 Opinion and consent of June Lu, Associate Actuary-Filed herewith.



(m)              Calculation.

                 Not applicable.

(n)              Other Opinions.


(n)(1)           Consent of PricewaterhouseCoopers LLP
                 Not applicable.


(o)              Omitted Financial Statements.

                 Not applicable.

(p)              Initial Capital Agreements.

                 On the commencement of operations of each of the MainStay VP Mid Cap Core, the MainStay VP Mid Cap Growth and the MainStay VP Small Cap Growth Investment Divisions, NYLIAC infused the corresponding Portfolios of each of these Investment Divisions with seed capital of $5 million each.

(q)              Redeemability Exemption.

(q)(1) Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit (9)(e) to Registrant's Pre-Effective Amendment No. 2 on Form S-6 (File No. 333-07617), filed 4/25/97 and incorporated herein by reference.

(q)(2) Supplement to Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit 1.9(g) to Registrant's Post- Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 4/24/98 and incorporated herein by reference.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:                                          Title:
-----                                          ------
Scott L. Berlin                                Director and Senior Vice President in Charge of Individual Life
Frank M. Boccio                                Director and Senior Vice President
Michael Gallo                                  Director and Senior Vice President
Solomon Goldfinger                             Director, Senior Vice President
Phillip J. Hildebrand                          Director and Executive Vice President
Theodore A. Mathas                             Director and Executive Vice President
John R. Meyer                                  Director and Senior Vice President in Charge of Individual Annuity
Anne F. Pollack                                Director and Senior Vice President
Robert D. Rock                                 Director, Senior Vice President and Chief Investment Officer
Frederick J. Sievert                           Chairman and President
Michael E. Sproule                             Director
Joel M. Steinberg                              Director, Senior Vice President, Chief Financial Officer and Chief Actuary
Seymour Sternberg                              Director
Gary E. Wendlandt                              Executive Vice President
Jay S. Calhoun                                 Senior Vice President and Treasurer
Judith E. Campbell                             Senior Vice President and Chief Information Officer
John A. Cullen                                 Senior Vice President
Thomas F. English                              Senior Vice President and General Counsel
Melvin J. Feinberg                             Senior Vice President
Robert J. Hebron                               Senior Vice President
Barbara McInerney                              Senior Vice President in charge of Corporate Compliance
Gary J. Miller                                 Senior Vice President
Michael M. Oleske                              Senior Vice President and Tax Counsel
Frank J. Ollari                                Senior Vice President
Paul Pasteris                                  Senior Vice President in charge of Retirement Income
Eric Rubin                                     Senior Vice President
Richard C. Schwartz                            Senior Vice President and Senior Investment Manager for
                                               Derivative Securities
Stephen N. Steinig                             Senior Vice President and Actuary
Mark W. Talgo                                  Senior Vice President
Sara Badler                                    First Vice President and Deputy General Counsel
Patricia Barbari                               First Vice President
David W. Bott                                  First Vice President
Micheal J. Oliviero                            First Vice President - Tax
Gary W. Scofield                               First Vice Vice President and Deputy Chief Actuary
John M. Swenson                                First Vice President
Thomas J. Troeller                             First Vice President and Actuary
David Bangs                                    Vice President
Joseph Bennett                                 Vice President
Stephen A. Bloom                               Vice President and Chief Underwriter
David Boyle                                    Vice President
William J. Burns                               Vice President
William Cheng                                  Vice President
Paul K. Cunningham                             Vice President
Karen Dann                                     Vice President
Kathleen A. Donnelly                           Vice President
Jonathan Feinstein                             Vice President
Edward Fitzgerald                              Vice President
Joseph Hynes                                   Vice President
Robert Hynes                                   Vice President
Minas C. Joannides, M.D.                       Vice President and Medical Director
Mario Lazzaro                                  Vice President
Richard B. Leber                               Vice President and Assistant Secretary
Parkin Lee                                     Vice President and Assistant Secretary
Edward Linder                                  Vice President
Anthony Malloy                                 Vice President
Catherine A. Marrion                           Vice President and Secretary
Daniel J. McKillop                             Vice President
Corey B. Multer                                Vice President
Jacqueline O' Leary                            Vice President
Robert J. Polilli                              Vice President and Actuary
Linda M. Reimer                                Vice President and Associate General Counsel
Andrew N. Reiss                                Vice President and National Sales Manager
Dorothea Rodd                                  Vice President
Janis C. Rubin                                 Vice President
Angelo J. Scialabba                            Vice President and Controller
Irwin Silber                                   Vice President and Actuary
Georgene Sfraga Panza                          Vice President
Kevin Smith                                    Vice President
Richard M. Walsh                               Vice President
Julia Warren                                   Vice President
Elaine Williams                                Vice President
Robert Ziegler                                 Vice President
Richard W. Zuccaro                             Vice President

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.


                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

Monitor Capital Advisors Funds, LLC (3)                                Delaware

New York Life Insurance and Annuity Corporation                        Delaware

     Tribeca Holdings II LLC                                           Delaware

     Bluewater Holdings II LLC                                         Delaware

     Gramercy Holdings II LLC                                          Delaware

     Pacific Square Investments LLC                                    Delaware

NYLIFE LLC                                                             Delaware
     Eagle Strategies Corp.                                            Arizona

--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

         (3) New York Life Investment Management LLC provides management services to Monitor Capital Advisors Funds, LLC (Large Cap Equity Index Fund), which is a Delaware limited liability company designed to provide investment results that correspond to the total return performance of the S&P 500 Composite Stock Index. The sole investor in this limited liability company is New York Life.


--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned

(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     NYLUK I Company                                                   United Kingdom
         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYL Executive Benefits LLC                                        Delaware


                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     NYLIFE Securities Inc.                                                New York
     NYLINK Insurance Agency Incorporated                                  Delaware

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
New York Life Investment Management Holdings LLC                       Delaware
     NYLCAP Holdings                                                   Mauritius
     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
         New York Life Capital Partners III GenPar GP, LLC             Delaware
         NYLIM Mezzanine GenPar Partners GP, LLC                       Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors LLC                                           Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
         NYLIM Fund II GP, LLC                                         Delaware
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
     NYLIM Real Estate Inc.                                            Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, LLC                                       Delaware
    New York Life Insurance Taiwan Corporation                         Taiwan
    NYLI Holdings (Argentina) S.R.L.                                   Argentina
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operadora FMA, S.A. de C.V.                              Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       PMCC Ltd.                                                       Thailand                   49%
        Siam Commercial New York Life Insurance Public Company         Thailand                47.33%
        Limited (4)
        NYL Data Center Limited                                        Thailand                99.97%
    New York Life Securities Investment Consulting Co. Ltd.            Taiwan
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Limited                       Mauritius                  75%
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                 99.995%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%

Silver Spring, LLC                                                     Delaware
Biris Holdings LLC.                                                    Delaware
Haier New York Life Insurance Company Limited                          People's Republic of China 50%
Tribeca Holdings I LLC                                                 Delaware
Bluewater Holdings I LLC                                               Delaware
Gramercy Holdings I LLC                                                Delaware
SCP 2005-C21-002 LLC                                                   Delaware
SCP 2005-C21-003 LLC                                                   Delaware
SCP 2005-C21-006 LLC                                                   Delaware
SCP 2005-C21-007 LLC                                                   Delaware
SCP 2005-C21-008 LLC                                                   Delaware
SCP 2005-C21-009 LLC                                                   Delaware
SCP 2005-C21-017 LLC                                                   Delaware
SCP 2005-C21-018 LLC                                                   Delaware
SCP 2005-C21-021 LLC                                                   Delaware
SCP 2005-C21-025 LLC                                                   Delaware
SCP 2005-C21-031 LLC                                                   Delaware
SCP 2005-C21-036 LLC                                                   Delaware
SCP 2005-C21-041 LLC                                                   Delaware
SCP 2005-C21-043 LLC                                                   Delaware
SCP 2005-C21-044 LLC                                                   Delaware
SCP 2005-C21-048 LLC                                                   Delaware
SCP 2005-C21-061 LLC                                                   Delaware
SCP 2005-C21-063 LLC                                                   Delaware
SCP 2005-C21-067 LLC                                                   Delaware
SCP 2005-C21-069 LLC                                                   Delaware
SCP 2005-C21-070 LLC                                                   Delaware
NYMH-Houston GP, LLC                                                   Delaware
NYMH-Plano GP, LLC                                                     Delaware
NYMH-Freeport GP, LLC                                                  Delaware
NYMH-Ennis GP, LLC                                                     Delaware
NYMH-San Antonio GP, LLC                                               Delaware
NYMH-Taylor GP, LLC                                                    Delaware
NYMH-Stephenville GP, LLC                                              Delaware
NYMH-Farmingdale New York, NY LLC                                      Delaware
NYMH-Attleboro MA, LLC                                                 Delaware

ITEM 29.          INDEMNIFICATION

      Reference is made to Article VIII of the Depositor's By-Laws.


      New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $200 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.


      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 30.          PRINCIPAL UNDERWRITERS

      (a) Other Activity. Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

          NYLIAC Variable Universal Life Separate Account-I
          NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Annuity Separate Account-III
          NYLIAC Variable Annuity Separate Account-IV
          NYLIAC VLI Separate Account
          Eclipse Funds
          MainStay Funds
          MainStay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds

      (b) Management.

      The business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     Names of Directors and Officers     Positions and Offices with Underwriter
     -------------------------------     --------------------------------------
     Scott L. Berlin                                 Manager and Executive Vice President - Non-COLI
                                                         Variable Life Distribution
     Robert E. Brady                                 Manager and Managing Director - Operations
     Brian A. Murdock                                Chairman and President
     Christopher O. Blunt                            Manager and Executive Vice President -
                                                         NYLIM Product Distribution
     Robert J. Hebron                                Manager and Executive Vice President -
                                                         COLI Distribution
     John R. Meyer                                   Manager and Executive Vice President -
                                                         Variable Annuity and Agency Mutual Funds
                                                         Distribution
     Thomas A. Clough                                Senior Managing Director - Retirement Services
     Barbara McInerney                               Senior Managing Director - Compliance
     Alison H. Micucci                               Senior Managing Director - Compliance
     Stephen P. Fisher                               Senior Managing Director - NYLIM Products Marketing
     Michael D. Coffey                               Managing Director, Mutual Funds - Outside
                                                         Broker/Dealer Distribution
     Philip L. Gazzo                                 Managing Director, Mutual Funds - Outside
                                                         Broker/Dealer Distribution
     Mark A. Gomez                                   Managing Director and Chief Compliance Officer
     Joseph J. Henehan                               Managing Director - Retirement Services
     Julia D. Holland                                Managing Director - SMA Distribution
     Marguerite E.H. Morrison                        Managing Director and Secretary
     Beverly J. Moore                                Managing Director - Marketing Communications
     Gary M. O'Neill                                 Managing Director - Agency Distribution
     Wendy K. Fishler                                Managing Director - National Accounts
     Edward P. Linder                                Managing Director, Variable Annuity and
                                                         Agency Mutual Funds Distribution
     Christopher V. Parisi                           Managing Director, Outside Broker/Dealer Distribution
     Stanley W. Metheney                             Vice President - Compliance
     Richard W. Zuccaro                              Vice President - Tax
     Albert Leier                                    Vice President - Financial Operations
                                                         and Treasurer
     David F. Boyle                                  Vice President - COLI Wholesaling
     Philip E. Caminiti                              Vice President, Mutual Funds Sales Desk -
                                                         Outside Broker/Dealer Distribution

     Karen E. Dann                                   Vice President, Variable Annuity Key
                                                         Accounts - Bank Distribution

     Mark L. Gudelski                                Vice President - National Accounts
     Linda M. Howard                                 Vice President, Compliance
     Robert F. Meredith                              Vice President, Variable Annuity and
                                                         Mutual Funds Wholesaling - Agency Distribution
     John J. Ogara                                   Vice President, Variable Life Wholesaling -
                                                         Agency Distribution

     Andrew N. Reiss                                 Vice President, Variable Annuity Wholesaling -
                                                         Bank Distribution
     Jennifer D. Tarsney                             Director, National Accounts
     John Vaccaro                                    Vice President, Compliance
     James R. Vavra                                  Vice President, Non-COLI Variable Life
                                                         Wholesaling - Outside Distribution
     Marianna Wekow                                  Director, National Accounts

      (c) Compensation from the Registrant.


                                                           Compensation on
     Name of                  Net Underwriting          Events Occasioning the
    Principal                   Discounts and          Deduction of a Deferred           Brokerage
   Underwriter                   Commissions                 Sales Load                 Commissions            Other Compensation
   -----------                   -----------                 ----------                 -----------            ------------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-



ITEM 31.          LOCATION OF ACCOUNTS AND RECORDS.


      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.



ITEM 32.          MANAGEMENT SERVICES.


                  Not applicable.



ITEM 33.          FEE REPRESENTATION.




      New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the NYLIAC CorpExec VUL Corporate Sponsored Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

                                   SIGNATURES


     Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned,thereunto duly authorized, in the City and State of New York on this 16th day of June, 2006.


                                              NYLIAC CORPORATE SPONSORED
                                              VARIABLE UNIVERSAL LIFE SEPARATE
                                              ACCOUNT-I
                                                   (Registrant)

                                              By:  /s/ Robert J. Hebron
                                                   -----------------------------
                                                   Robert J. Hebron
                                                   Senior Vice President

                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)

                                              By:  /s/ Robert J. Hebron
                                                   -----------------------------
                                                   Robert J. Hebron
                                                   Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


     Scott L. Berlin*               Director

     Frank M. Boccio*               Director

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director and Chief Financial Officer

     Phillip J. Hildebrand*         Director

     Theodore A. Mathas*            Director

     John R. Meyer*                 Director



     Anne F. Pollack*               Director

     Robert D. Rock*                Director

     Angelo J. Scialabba*           Vice President and Controller (Principal
                                    Accounting Officer)

     Frederick J. Sievert*          Director and President (Principal
                                    Executive Officer)



     Michael E. Sproule*            Director

     Seymour Sternberg*             Director


 By:  /s/ Robert J. Hebron
      ----------------------------------
      Robert J. Hebron
      Attorney-in-Fact
      June 16, 2006



* Pursuant to Powers of Attorney filed herewith.

                                       EXHIBIT INDEX
Exhibit
Number                                  Description

(k)                   Opinion and Consent of Thomas F. English, Esq.

(l)                   Opinion and Consent of June Lu, Associate Actuary